Warrants	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Warrants

The following table summarizes the continuity of the Company's warrants:

	Number of Warrants	Exercise Price ($)

Outstanding, June 30, 2010	31,889,667	0.41
Granted	17,737,028	0.70
Exercised	(4,549,500)	0.19
Expired	(511,500)	0.20

Outstanding, June 30, 2011	44,565,695	0.55
Expired	(946,000)	0.37

Outstanding, March 31, 2012	43,619,695	0.56

The following is a summary warrants outstanding as of March 31, 2012:

Exercise	Number of	Expiry
Price ($)	Warrants	Date

0.75	15,468,328	January 28, 2013 - February 25, 2013
0.45	1,564,700	February 25, 2013
0.50	870,000	March 15, 2013
0.30	400,000	March 15, 2013
0.15	3,650,000	April 26, 2013
0.50	21,666,667	May 5, 2013

	43,619,695